EARNINGS PER SHARE - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
Incremental common shares attributable to dilutive effect of contingently issuable shares, not dilutive due to net loss	495,000
Impact of share options & restricted stock units (in shares)	0	315,239
Treasury shares acquired	350,000
Number of treasury shares (in shares)	745,000		445,000
Treasury shares
Equity, Class of Treasury Stock [Line Items]
Treasury shares distributed	50,000